Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Consolidated Statements of Changes in Stockholders' Equity (Deficit)
Issuance of common stock & warrants in a public offering, stock issuance costs	$ 2,040